Property, plant and equipment (Tables)	12 Months Ended
Jun. 30, 2018
Property, plant and equipment [abstract]
Schedule of property, plant and equipment

Changes in the Group’s property, plant and equipment for the years ended June 30, 2018 and 2017 were as follows:

	Buildings and facilities	Machinery and equipment	Communication networks	Others (i)	Total
Balance at June 30, 2016
Costs	13,886	3,203	5,974	2,776	25,839
Accumulated depreciation	(613)	(390)	(564)	(223)	(1,790)
Net book amount at June 30, 2016	13,273	2,813	5,410	2,553	24,049
Additions	737	634	711	669	2,751
Disposals	(4)	(8)	(23)	(206)	(241)
Reclassification to assets held for sale	(28)	(16)	-	(1,513)	(1,557)
Impairment / recovery	12	-	-	-	12
Cumulative translation adjustment	2,948	627	1,148	290	5,013
Transfers from / to investment properties	(156)	-	-	-	(156)
Depreciation charges (ii)	(627)	(588)	(1,084)	(459)	(2,758)
Balance at June 30, 2017	16,155	3,462	6,162	1,334	27,113
Costs	17,573	4,614	8,156	1,973	32,316
Accumulated depreciation	(1,418)	(1,152)	(1,994)	(639)	(5,203)
Net book amount at June 30, 2017	16,155	3,462	6,162	1,334	27,113
Additions	1,098	999	971	916	3,984
Disposals	(17)	(24)	(45)	(9)	(95)
Deconsolidation (see Note 4.G.)	(22,744)	(5,941)	-	(316)	(29,001)
Impairment / recovery	(69)	-	-	-	(69)
Assets incorporated by business combination (iii)	104	113	-	-	217
Cumulative translation adjustment	9,057	2,418	3,827	1,030	16,332
Transfers to investment properties	(1,568)	-	-	-	(1,568)
Depreciation charges (ii)	(903)	(713)	(1,297)	(597)	(3,510)
Balance at June 30, 2018	1,113	314	9,618	2,358	13,403
Costs	1,809	489	14,975	4,093	21,366
Accumulated depreciation	(696)	(175)	(5,357)	(1,735)	(7,963)
Net book amount at June 30, 2018	1,113	314	9,618	2,358	13,403

(i)    Includes furniture and fixtures, vehicles and aircrafts which have been reclassified to held for sale. (See Note 4)

(ii)As of June 30, 2018 and 2017, depreciation charges of property, plant and equipment were recognized: Ps. 1,764 and Ps. 1,522 in "Costs", Ps. 175 and Ps. 251 in "General and administrative expenses" and Ps. 32 and Ps. 889 in "Selling expenses", respectively in the Statements of Income, (Note 23). In addition, a depreciation charge in the amount of Ps. 1,539 and Ps. 96, was recognized in "Discontinued operations" as of June 30, 2018 and 2017, respectively.

(iii)   See Note 4.D. Includes other non-significant business combinations.